Other Non-Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Other Non-Current Liabilities
Schedule of other noncurrent liabilities

	December 31,	September 30,
	2019	2020
Deferred revenue	295,915	526,475
Warranty liabilities	291,843	496,029
Deferred government grants	340,667	333,483
Non-current finance lease liabilities	88,790	67,622
Deferred construction allowance	72,762	64,913
Others	61,836	52,922
Total	1,151,813	1,541,444